14. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Short term advances	$ 45,148		$ 45,148		$ 45,148
John Power [Member]
Management fees	0	$ 7,500	0	$ 15,000
Management fees payable	$ 27,500		27,500		27,500
Interest expense debt			$ 12,357		$ 382